Other Income and Expense Items - Schedule of Other Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Losses [Abstract]
Fair value adjustment on financing agreements	$ (489,787)	$ 366,719
Net foreign exchange gains/(losses)	138,141	94,964	(257,251)
Loss on sale of available-for-sale assets		(1,687,791)
Total	$ (351,646)	$ (1,226,108)	$ (257,251)